SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Short-Term Bank Credit

	Interest rate		December 31,
	2013	2012	2013	2012
	%
Short-term bank credit and loans:
In USD	2.85 - 4	3 - 4	$2,133	$1,566
In, or linked to, dollars	LIBOR + 4.25	LIBOR + 4.25	500	500
In other currencies	16-17		37	20

			2,670	2,086
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to, dollars	LIBOR + 2	LIBOR + 2	600	800
In NIS linked to CPI		2.1-5.48	-	488
In NIS		5.45-7.39	-	4,371
In NIS - variable interest	Prime + 0.9-1.4	Prime + 0.9-1.4	3,564	3,384
In NIS	3.8 - 6.55	-	3,142	-
In other currencies	6 - 17		667	-

			7,973	9,043

			$10,643	$11,129

Unutilized credit lines			$6,306	$6,485